Borrowings - Summary of borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Nov. 02, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 11,071		$ 12,168
Current borrowings	923		812
Non-current borrowings	10,148		11,356
Nominal value of hedged item	1,216		1,377
Cumulative amount utilised from debt issuance	1,000		1,100
Carrying value of bonds	$ 1,000		1,200
Increase in stated percentage	1.00%
Debt instrument restrictive covenants	$ 4,000		4,400
Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item	4,800
European debt issuance programme
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item	10,000		10,000
Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 429		497
Rio Tinto Finance plc Euro Bonds 2.875% due 2024 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.875%
Nominal value of hedged item	$ 546		546
Effective exchange rate	1.64%
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 807		934
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.125%
Nominal value of hedged item	$ 750		750
Effective exchange rate	3.27%
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 97		105
Alcan Inc. Debentures 7.25% due 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.25%
Nominal value of hedged item	$ 100		$ 100
Effective exchange rate	5.69%		5.43%
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 553		$ 682
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.00%
Nominal value of hedged item	$ 807		807
Effective exchange rate	2.65%
Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 384		420
Alcan Inc. Debentures 7.25% due 2031 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.25%
Nominal value of hedged item	$ 400		400
Effective exchange rate	5.72%
Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 673		722
Alcan Inc. Global Notes 6.125% due 2033 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	6.125%
Nominal value of hedged item	$ 750		750
Effective exchange rate	5.67%
Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 264		283
Alcan Inc. Global Notes 5.75% due 2035 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.75%
Nominal value of hedged item	$ 300		300
Effective exchange rate	5.18%
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 1,144		1,156
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.20%
Nominal value of hedged item	$ 0		1,150
Effective exchange rate		3.79%
Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 488		495
Rio Tinto Finance (USA) plc Bonds 4.75% 2042 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.75%
Nominal value of hedged item	$ 500		500
Effective exchange rate	3.42%
Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 727		735
Rio Tinto Finance (USA) plc Bonds 4.125% 2042 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.125%
Nominal value of hedged item	$ 750		$ 750
Effective exchange rate	2.83%
Rio Tinto Finance (USA) plc Bonds 2.75% 2051
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			2.75%
Total borrowings	$ 1,065		$ 1,225
Nominal value of hedged item			1,250
Rio Tinto Finance (USA) plc Bonds 2.75% 2051 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.75%
Nominal value of hedged item	$ 1,250		1,250
Effective exchange rate	1.57%
Oyu Tolgoi LLC MIGA Insured Loan LIBOR plus 2.65% due 2027
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis	2.65%
Total borrowings	$ 597		673
Oyu Tolgoi LLC Commercial Banks, B Loan LIBOR plus 3.4% due 2027
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis	3.40%
Total borrowings	$ 1,387		1,565
Oyu Tolgoi LLC Export Credit Agencies Loan 2.3% due 2028
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis	2.30%
Total borrowings	$ 237		278
Oyu Tolgoi LLC Export Credit Agencies Loan LIBOR plus 3.65% due 2029
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis	3.65%
Total borrowings	$ 805		866
Oyu Tolgoi LLC International Financial Instritutions, A Loan, LIBOR plus 3.78% due 2030
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis	3.78%
Total borrowings	$ 744		776
Other secured loans
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	194		246
Other unsecured loans
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	475		508
Bank overdrafts
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	$ 1		$ 2